Tax - Movement of deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	£ 1,931	£ 793
Liabilities, beginning of period	(351)	0
Deferred tax asset (liability)	1,580	793
Income statement	(41)	363
Other comprehensive income	(230)	387
Foreign exchange and other adjustments	(37)	37
Deferred tax asset (liability)	1,272	1,580
Assets, end of period	1,522	1,931
Liabilities, end of period	(250)	(351)
Deferred tax assets	1,278	1,583	[1]	£ 798
Deferred tax liabilities	6	3	[1]	£ 5
France
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	797
Deferred tax asset (liability)	693	797
UK
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	597
Deferred tax asset (liability)	441	597
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	391	40
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	391	40
Income statement	0	0
Other comprehensive income	(252)	348
Foreign exchange and other adjustments	(1)	3
Deferred tax asset (liability)	138	391
Assets, end of period	138	391
Liabilities, end of period	0	0
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	60	60
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	60	60
Income statement	(4)	(2)
Other comprehensive income	0	0
Foreign exchange and other adjustments	3	2
Deferred tax asset (liability)	59	60
Assets, end of period	59	60
Liabilities, end of period	0	0
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	227	206
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	227	206
Income statement	(36)	22
Other comprehensive income	0	0
Foreign exchange and other adjustments	0	(1)
Deferred tax asset (liability)	191	227
Assets, end of period	191	227
Liabilities, end of period	0	0
FVOCI investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	474	40
Liabilities, beginning of period	(351)	0
Deferred tax asset (liability)	123	40
Income statement	44	(124)
Other comprehensive income	(43)	190
Foreign exchange and other adjustments	8	17
Deferred tax asset (liability)	132	123
Assets, end of period	329	474
Liabilities, end of period	(197)	(351)
Relief for tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	628	382
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	628	382
Income statement	(17)	221
Other comprehensive income	0	0
Foreign exchange and other adjustments	(10)	25
Deferred tax asset (liability)	601	628
Assets, end of period	601	628
Liabilities, end of period	0	0
Relief for tax losses | France
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, end of period	(566)
Relief for tax losses | United States
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, end of period	(28)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	151	65
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	151	65
Income statement	(28)	246
Other comprehensive income	65	(151)
Foreign exchange and other adjustments	(37)	(9)
Deferred tax asset (liability)	151	151
Assets, end of period	204	151
Liabilities, end of period	£ (53)	£ 0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.